Other Operating Expenses, Net	12 Months Ended
Jun. 30, 2025
Other Operating Expenses, Net [Abstract]
Other operating expenses, net
25.	Other operating expenses, net

	2025	2024	2023
Income (loss) on sale of PPE	1,056	(212)	(3,605)
Expenses with acquisitions of new businesses (i)	(4,804)	-	(2,248)
Provision for legal claims	338	437	(2,127)
Gain from indemnities	(290)
Agricultural losses (ii)	-	-	(2,525)
Donations to BrasilAgro Institute (v)	(1,314)	(3,000)	(8,500)
Gain from indemnities (iii)	-	-	7,526
Warrants and restricted shares (iv)	-	(1,859)	6,232
Impairment on investment (vi)	-	-	(4,865)
Gain from bargain purchase (nota 2.3)	348	-	-
Other	(87)	(793)	(937)
	(4,753)	(5,427)	(11,049)

(i)	In 2023, the amount refers to expenses with commission on lease agreements. In 2025, the amount refers to intermediation expenses incurred in the process of acquiring Novo Horizonte, prospecting for new business and compensation for the sale of farms.
(ii)	Basically, it refers to operating losses in sugarcane harvesting due to adverse climate conditions in the subsidiary Yuchan.
(iii)	Indemnity received due to the early settlement under the Agrifirma agreement.
(iv)	The gains and losses reflect the residual liabilities from the acquisition of Agrifirma, measured at fair value. The liabilities correspond to a number of warrants and restricted shares (Note 19), which may vary and, therefore, are classified as financial instruments, recognized as liabilities and measured at fair value based on the Company’s share price.
(v)	Non-profit organization of the Brasilagro group that coordinates all social initiatives of the Company.
(vi)	Refers to the impairment determined during the Agrofy investment period.